UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3600


Signature, Place and Date of Signing:

/s/ Steven Rohlfing            New York, New York            November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:            17

Form 13F Information Table Value Total:            $45,112
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Form 13F File Number                            Name
--------------------                            ----

(1)  028-10548                                  SLS Offshore Fund, Ltd.
(2)  028-13248                                  SLS Investors, LP


                                                      FORM 13F INFORMATION TABLE
                                                         SLS MANAGEMENT, LLC
                                                        September 30, 2011


COLUMN 1                       COLUMN  2          COLUMN 3    COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                               TITLE                          VALUE     SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS           CUSIP       (X$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------                 ---------          ------      --------- -------- --- ----  ----------- --------- -----   ------ ----
AMERICAN AXLE & MFG HLDGS IN   COM                024061103   4,920     644,849  SH                    NO        644,849
ASHLAND INC NEW                COM                044209104   1,611      36,500  SH                    NO         36,500
CITIGROUP INC                  COM NEW            172967424   1,896      74,000  SH                    NO         74,000
FLEXTRONICS INTL LTD           ORD                Y2573F102   4,447     789,900  SH                    NO        789,900
FORTUNE BRANDS INC             COM                349631101   3,905      72,200  SH                    NO         72,200
GENERAL MTRS CO                *W EXP 07/10/201   37045V118     480      41,265  SH                    NO         41,265
GENERAL MTRS CO                *W EXP 07/10/201   37045V126     327      41,265  SH                    NO         41,265
HESS CORP                      COM                42809H107   1,458      27,800  SH                    NO         27,800
MARATHON PETE CORP             COM                56585A102   1,602      59,200  SH                    NO         59,200
MEDCATH CORP                   COM                58404W109   4,722     340,222  SH                    NO        340,222
MOTOROLA MOBILITY HLDGS INC    COM                620097105   2,622      69,401  SH                    NO         69,401
MURPHY OIL CORP                COM                626717102   1,007      22,800  SH                    NO         22,800
RESEARCH IN MOTION LTD         COM                760975102   3,944     194,300  SH                    NO        194,300
SEAGATE TECHNOLOGY PLC         SHS                G7945M107   4,999     486,545  SH                    NO        486,545
UNITED CONTL HLDGS INC         COM                910047109   2,126     109,700  SH                    NO        109,700
VISTEON CORP                   COM NEW            92839U206   2,675      62,200  SH                    NO         62,200
VODAFONE GROUP PLC NEW         SPONS ADR NEW      92857W209   2,371      92,400  SH                    NO         92,400



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